Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Capital
CET1 capital	$ 77,069	$ 75,583
Tier 1 capital	84,345	82,246
Total capital	93,871	92,026
Risk-weighted assets (RWA) used in calculation of capital ratios
Credit risk	472,516	444,142
Market risk	37,851	34,806
Operational risk	75,472	73,593
Total RWA	$ 585,839	$ 552,541
Capital ratios and Leverage ratio
CET1 ratio	13.20%	13.70%
Tier 1 capital ratio	14.40%	14.90%
Total capital ratio	16.00%	16.70%
Leverage ratio	4.70%	4.90%
Leverage ratio exposure (billions)	$ 1,812	$ 1,662
TLAC available and ratios
TLAC available	$ 158,140
TLAC ratio	27.00%
TLAC leverage ratio	8.70%